Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	7. Earnings per share
Basic earnings per share were down 28.6% to 146.1p (30 June 2025: 204.6p) due to lower profit from operations and items that benefitted the prior year and did not repeat, notably a gain of £333 million in respect of the demerger of the hotels division of the
Group's Indian associate ITC and a provisional gain that arose on the partial sale of the Group's investment in ITC in 2025 of
£904 million. However, in 2026, the Group recognised an adjusting credit to net finance costs of £315 million and an adjusting credit to taxation of £95 million related to the FII GLO litigation following further judgments by the Supreme Court in the UK, as discussed on page 36.
Basic earnings per share were positively impacted by the reduction in the number of shares due to the cumulative effect of the
2025 and 2026 share buy-back programmes, with 14,609,571 ordinary shares repurchased and cancelled in the period ended 30
June 2026.
Before adjusting items, the impact of translational foreign exchange and including the dilutive effect of employee share schemes, adjusted diluted earnings per share, at constant rates, were up 5.9% to 171.6p (30 June 2025: 162.0p).
For a full reconciliation of diluted earnings per share to adjusted diluted earnings per share at constant rates, see page 54.
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period. In 2026, this was £28 million (30 June 2025: £22 million), net of tax.

	Six months ended 30 June
	2026	2025
	£m	£m
Earnings attributable to owners of the parent	3,190	4,512
Coupon on perpetual hybrid bonds	(38)	(29)
Tax on coupon on perpetual hybrid bonds	10	7
Earnings	3,162	4,490
Basic earnings per share are based on the profit for the period attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.
Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2026
– Earnings	£m	3,162	3,162	3,650	3,650	3,436	3,436
– Shares	m	2,165	2,176	2,165	2,176	2,165	2,176
– Per share	p	146.1	145.3	168.6	167.7	158.7	157.9
Six months to 30 June 2025
– Earnings	£m	4,490	4,490	3,573	3,573	3,698	3,698
– Shares	m	2,194	2,205	2,194	2,205	2,194	2,205
– Per share	p	204.6	203.6	162.9	162.0	168.5	167.7
Notes to the Unaudited Interim Financial Statements (continued)
7. Earnings per share (continued)
Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 25 to 26):
Items presented below are net of tax and non-controlling interests, when applicable.

	Six months ended 30 June
	2026	2025
	pence	pence
Diluted earnings per share	145.3	203.6
Effect of adjusting items in depreciation, amortisation and impairment	28.4	31.4
Effect of adjusting items in operating expenses	1.1	(18.8)
Effect of restructuring costs	12.7	0.2
Effect of adjusting net finance costs	(15.2)	3.4
Effect of associates' adjusting items net of tax	—	(56.3)
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger	—	1.6
Effect of adjusting items in taxation	(4.6)	(3.1)
Adjusted diluted earnings per share	167.7	162.0
Impact of translational foreign exchange	3.9	—
Adjusted diluted earnings per share translated at 2025 exchange rates	171.6	162.0

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE
Listing Requirements. It is calculated in accordance with Circular 1/2023 ‘Headline Earnings’ as issued by the South African
Institute of Chartered Accountants.
Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June
	2026	2025
	pence	pence
Diluted earnings per share	145.3	203.6
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	8.0	3.0
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(1.9)	(0.8)
Effect of losses on disposal of businesses, non-current investments and brands (net of tax)	0.6	—
Effect of foreign exchange reclassification from reserves to the income statement	5.9	—
Issue of shares and change in shareholding of an associate	—	(0.1)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange reclassified	—	(38.0)
Diluted headline earnings per share	157.9	167.7
The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June
	2026	2025
	£m	£m
Earnings	3,162	4,490
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	173	68
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(40)	(17)
Effect of losses on disposal of businesses, non-current investments and brands (net of tax)	12	—
Effect of foreign exchange reclassification from reserves to the income statement	130	—
Issue of shares and change in shareholding of an associate	(1)	(2)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange reclassified	—	(841)
Headline earnings	3,436	3,698